Quarterly Holdings Report
for

Fidelity Advisor® Strategic Income Fund

March 31, 2021

SI-QTLY-0521
1.799881.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 31.7%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forum Energy Technologies, Inc. 9% 8/4/25		$10,998	$10,286
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)		2,167	6,846
15% 7/15/23 (b)(c)		1,255	3,515
			10,361
TOTAL ENERGY			20,647
Nonconvertible Bonds - 31.6%
COMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 2.3%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		21,480	22,903
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		3,300	3,267
5.625% 9/15/28 (d)		2,610	2,648
Frontier Communications Corp.:
5% 5/1/28 (d)		11,730	11,946
5.875% 10/15/27 (d)		6,300	6,678
6.75% 5/1/29 (d)		7,510	7,921
Qwest Corp. 7.25% 9/15/25		955	1,120
Sable International Finance Ltd. 5.75% 9/7/27 (d)		12,405	12,979
SFR Group SA:
5.5% 1/15/28 (d)		13,345	13,695
7.375% 5/1/26 (d)		62,475	64,974
8.125% 2/1/27 (d)		4,495	4,927
Sprint Capital Corp.:
6.875% 11/15/28		78,162	98,560
8.75% 3/15/32		39,078	57,787
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		9,200	9,660
Virgin Media Finance PLC 5% 7/15/30 (d)		14,025	14,007
Windstream Escrow LLC 7.75% 8/15/28 (d)		19,370	19,727
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		9,545	9,378
			362,177
Entertainment - 0.5%
Allen Media LLC 10.5% 2/15/28 (d)		6,415	6,768
Lions Gate Entertainment Corp. 5.875% 11/1/24 (d)		2,640	2,718
Livent, Inc. 9.375% 10/15/04 (c)(e)		300	0
Netflix, Inc.:
4.875% 4/15/28		16,980	19,305
5.375% 11/15/29 (d)		6,760	7,994
5.875% 11/15/28		38,210	46,218
			83,003
Interactive Media & Services - 0.0%
ANGI Homeservices, Inc. 3.875% 8/15/28 (d)		3,385	3,385
Media - 3.2%
Altice Financing SA 5% 1/15/28 (d)		6,470	6,389
Block Communications, Inc. 4.875% 3/1/28 (d)		4,405	4,487
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		10,205	10,228
4.5% 8/15/30 (d)		16,805	17,128
4.5% 5/1/32 (d)		6,745	6,829
4.75% 3/1/30 (d)		51,010	52,859
5% 2/1/28 (d)		54,720	57,875
5.125% 5/1/27 (d)		42,005	44,413
5.375% 6/1/29 (d)		34,085	36,556
5.875% 5/1/27 (d)		10,315	10,645
Clear Channel International BV 6.625% 8/1/25 (d)		9,800	10,242
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/28 (d)		4,095	4,050
CSC Holdings LLC:
5.375% 2/1/28 (d)		13,855	14,565
5.75% 1/15/30 (d)		61,690	64,975
6.5% 2/1/29 (d)		15,380	16,995
7.5% 4/1/28 (d)		8,475	9,346
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		13,370	9,626
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)		7,310	7,439
6.75% 10/15/27 (d)		6,785	7,234
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)		13,395	13,536
5.625% 7/15/27 (d)		14,270	14,957
Quebecor Media, Inc. 5.75% 1/15/23		14,205	15,143
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.5% 9/15/28 (d)		6,500	6,864
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		1,655	1,626
Sirius XM Radio, Inc.:
5% 8/1/27 (d)		8,740	9,169
5.375% 7/15/26 (d)		7,940	8,198
Townsquare Media, Inc. 6.875% 2/1/26 (d)		3,305	3,520
Videotron Ltd. 5.125% 4/15/27 (d)		7,325	7,742
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		3,375	3,451
6% 1/15/27 (d)		7,930	8,267
Ziggo BV:
4.875% 1/15/30 (d)		4,805	4,911
5.5% 1/15/27 (d)		14,342	14,934
			504,199
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)		19,430	11,901
8% 2/15/24 (d)		12,960	13,414
Millicom International Cellular SA 4.5% 4/27/31 (d)		1,040	1,082
Sprint Corp. 7.625% 3/1/26		3,615	4,427
T-Mobile U.S.A., Inc.:
3.375% 4/15/29		5,905	5,966
3.5% 4/15/31		5,905	5,949
			42,739
TOTAL COMMUNICATION SERVICES			995,503
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		4,830	5,281
Exide Technologies:
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		1,280	0
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		632	285
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)(g)		7,155	7,340
			12,906
Automobiles - 0.0%
Tesla, Inc. 5.3% 8/15/25 (d)		835	866
Diversified Consumer Services - 0.0%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		5,300	5,452
Sotheby's 7.375% 10/15/27 (d)		2,970	3,212
			8,664
Hotels, Restaurants & Leisure - 2.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)		23,490	22,668
4.375% 1/15/28 (d)		6,265	6,295
Affinity Gaming LLC 6.875% 12/15/27 (d)		2,520	2,655
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		25,535	27,221
8.125% 7/1/27 (d)		34,045	37,543
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		8,510	8,981
Carnival Corp.:
7.625% 3/1/26 (d)		5,040	5,414
9.875% 8/1/27 (d)		10,150	11,951
10.5% 2/1/26 (d)		7,395	8,717
11.5% 4/1/23 (d)		20,180	23,131
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,831
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)		3,350	3,317
4% 5/1/31 (d)		5,020	5,020
4.875% 1/15/30		11,025	11,695
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		5,210	5,438
MCE Finance Ltd.:
4.875% 6/6/25 (d)		17,840	18,331
5.25% 4/26/26 (d)		7,345	7,639
5.375% 12/4/29 (d)		4,785	5,083
5.75% 7/21/28 (d)		3,385	3,605
Merlin Entertainments PLC 5.75% 6/15/26 (d)		4,580	4,843
MGM Resorts International:
4.75% 10/15/28		6,740	6,962
6.75% 5/1/25		15,075	16,242
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		6,935	7,004
12.25% 5/15/24 (d)		9,110	11,036
NCL Finance Ltd. 6.125% 3/15/28 (d)		2,690	2,740
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		6,740	7,246
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23 (d)		8,545	9,829
11.5% 6/1/25 (d)		12,420	14,438
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)		5,505	5,983
Studio City Finance Ltd. 5% 1/15/29 (d)		3,255	3,267
Vail Resorts, Inc. 6.25% 5/15/25 (d)		3,855	4,110
Viking Cruises Ltd.:
5.875% 9/15/27 (d)		3,395	3,319
13% 5/15/25 (d)		5,740	6,748
Voc Escrow Ltd. 5% 2/15/28 (d)		6,285	6,209
Wynn Macau Ltd. 5.125% 12/15/29 (d)		9,840	10,037
Yum! Brands, Inc. 4.625% 1/31/32 (g)		5,905	6,033
			343,581
Household Durables - 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		4,370	4,373
LGI Homes, Inc. 6.875% 7/15/26 (d)		7,205	7,520
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		775	831
Tempur Sealy International, Inc. 4% 4/15/29 (d)		7,905	7,865
TopBuild Corp. 3.625% 3/15/29 (d)		3,030	2,992
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		11,770	13,006
TRI Pointe Homes, Inc. 5.7% 6/15/28		8,715	9,632
			46,219
Internet & Direct Marketing Retail - 0.2%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		23,835	25,648
Specialty Retail - 0.4%
Asbury Automotive Group, Inc.:
4.5% 3/1/28		1,987	2,033
4.75% 3/1/30		1,980	2,045
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (d)		2,035	2,157
Carvana Co. 5.5% 4/15/27 (d)		5,905	5,936
L Brands, Inc.:
6.625% 10/1/30 (d)		3,355	3,804
6.75% 7/1/36		15,890	18,750
6.875% 11/1/35		4,345	5,178
7.5% 6/15/29		5,030	5,715
LBM Acquisition LLC 6.25% 1/15/29 (d)		2,745	2,827
Party City Holdings, Inc. 8.75% 2/15/26 (d)		3,075	3,167
Penske Automotive Group, Inc. 5.5% 5/15/26		5,975	6,149
Rent-A-Center, Inc. 6.375% 2/15/29 (d)		2,080	2,205
			59,966
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.25% 3/15/29 (d)		4,325	4,217
TOTAL CONSUMER DISCRETIONARY			502,067
CONSUMER STAPLES - 1.6%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		3,135	3,198
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		5,285	5,029
4.625% 1/15/27 (d)		13,797	14,300
4.875% 2/15/30 (d)		23,423	24,079
C&S Group Enterprises LLC 5% 12/15/28 (d)		5,155	5,013
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		5,292	5,887
Performance Food Group, Inc. 5.5% 10/15/27 (d)		5,345	5,590
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		6,735	7,055
United Natural Foods, Inc. 6.75% 10/15/28 (d)		4,680	5,002
			71,955
Food Products - 1.1%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		3,790	3,866
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		3,895	4,472
JBS Investments II GmbH:
5.75% 1/15/28 (d)		6,485	6,842
7% 1/15/26 (d)		6,745	7,180
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		10,725	11,744
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		12,225	13,530
6.5% 4/15/29 (d)		17,835	20,154
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (d)		5,230	5,427
4.875% 11/1/26 (d)		5,285	5,466
Mondelez International, Inc. 1.375% 3/17/41	EUR	26,016	29,993
Pilgrim's Pride Corp.:
4.25% 4/15/31 (d)(g)		5,905	5,883
5.75% 3/15/25 (d)		12,675	12,936
Post Holdings, Inc.:
4.5% 9/15/31 (d)		12,110	11,977
4.625% 4/15/30 (d)		6,415	6,431
5.5% 12/15/29 (d)		9,145	9,792
5.75% 3/1/27 (d)		4,885	5,138
Simmons Foods, Inc. 4.625% 3/1/29 (d)		4,295	4,333
TreeHouse Foods, Inc. 4% 9/1/28		2,250	2,266
			167,430
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		4,310	4,218
TOTAL CONSUMER STAPLES			246,801
ENERGY - 4.2%
Energy Equipment & Services - 0.2%
CGG SA 8.75% 4/1/27 (d)(g)		5,895	5,940
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43 (e)		308	52
5.7% 10/15/39 (e)		1,585	269
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	3,008
Nabors Industries Ltd.:
7.25% 1/15/26 (d)		6,565	5,449
7.5% 1/15/28 (d)		5,660	4,655
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		3,620	1,267
NuStar Logistics LP 6% 6/1/26		7,285	7,854
Summit Midstream Holdings LLC 5.75% 4/15/25		3,405	2,775
			31,269
Oil, Gas & Consumable Fuels - 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (d)		10,640	10,640
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)		1,645	1,651
Callon Petroleum Co.:
6.125% 10/1/24		2,855	2,427
6.25% 4/15/23		5,395	4,802
Cheniere Energy Partners LP 4% 3/1/31 (d)		9,070	9,229
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		13,395	13,911
Chesapeake Energy Corp.:
5.875% 2/1/29(d)		3,115	3,302
7% 10/1/24 (c)(e)		3,985	0
8% 1/15/25 (c)(e)		1,955	0
8% 6/15/27 (c)(e)		1,240	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		16,430	16,307
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		4,665	4,707
7% 6/15/25 (d)		13,580	13,970
CNX Midstream Partners LP 6.5% 3/15/26 (d)		3,935	4,004
CNX Resources Corp. 6% 1/15/29 (d)		3,200	3,325
Comstock Resources, Inc.:
6.75% 3/1/29 (d)		8,110	8,313
7.5% 5/15/25 (d)		2,246	2,330
9.75% 8/15/26		32,227	35,047
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		11,025	10,832
5.75% 4/1/25		2,960	2,976
6% 2/1/29 (d)		16,880	16,627
CVR Energy, Inc.:
5.25% 2/15/25 (d)		9,740	9,516
5.75% 2/15/28 (d)		24,505	23,892
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)		10,780	9,599
EG Global Finance PLC 8.5% 10/30/25 (d)		9,545	10,118
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		4,090	4,245
5.75% 1/30/28 (d)		10,149	10,721
6.625% 7/15/25(d)		3,395	3,628
Energy Transfer Equity LP 5.5% 6/1/27		12,065	12,446
EQT Corp. 3.9% 10/1/27		15,848	16,165
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		6,600	6,673
5.625% 2/15/26 (d)		9,140	9,414
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)		3,250	3,278
6% 2/1/31 (d)		3,250	3,299
6.25% 11/1/28 (d)		7,130	7,344
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		4,350	4,406
MEG Energy Corp. 7.125% 2/1/27 (d)		6,490	6,798
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	4,363
5.625% 5/1/27		3,665	3,830
New Fortress Energy LLC:
6.5% 9/30/26 (d)(g)		10,330	10,407
6.75% 9/15/25 (d)		27,005	27,745
Newfield Exploration Co. 5.375% 1/1/26		6,813	7,508
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		7,480	6,358
7.5% 4/15/26		9,630	8,210
NGPL PipeCo LLC:
4.375% 8/15/22 (d)		1,800	1,868
4.875% 8/15/27 (d)		1,800	2,012
Occidental Petroleum Corp.:
2.9% 8/15/24		8,270	8,179
3.2% 8/15/26		515	494
3.4% 4/15/26		670	651
3.5% 8/15/29		3,820	3,584
4.4% 4/15/46		5,820	4,984
4.4% 8/15/49		14,725	12,314
4.625% 6/15/45		4,795	4,196
5.875% 9/1/25		6,775	7,224
6.2% 3/15/40		3,565	3,663
6.375% 9/1/28		6,775	7,436
6.45% 9/15/36		11,875	13,107
6.6% 3/15/46		9,520	10,140
6.625% 9/1/30		13,550	15,227
7.2% 3/15/29		2,440	2,672
7.5% 5/1/31		680	794
Parkland Corp. 4.5% 10/1/29 (d)(g)		4,420	4,426
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		15,760	11,643
7.25% 6/15/25		13,580	11,062
9.25% 5/15/25 (d)		15,055	15,356
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	6,111
PDC Energy, Inc.:
6.125% 9/15/24		2,480	2,545
6.25% 12/1/25		4,370	4,392
Sanchez Energy Corp. 7.25% 2/15/23 (c)(d)(e)		12,834	0
SM Energy Co.:
5.625% 6/1/25		4,400	4,071
6.625% 1/15/27		12,830	11,868
6.75% 9/15/26		3,175	2,934
Southwestern Energy Co.:
6.45% 1/23/25 (f)		1,095	1,170
7.5% 4/1/26		12,420	13,141
7.75% 10/1/27		7,830	8,368
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)		5,515	5,494
5.5% 2/15/26		6,865	7,052
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 7.5% 10/1/25 (d)		5,035	5,419
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31 (d)		6,345	6,429
Teine Energy Ltd.:
6.875% 9/30/22 (d)		8,820	8,831
6.875% 4/15/29 (d)(g)		4,420	4,473
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	3,506
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(e)		6,493	325
Vine Energy Holdings LLC 0% 3/31/29 (d)		4,415	4,415
W&T Offshore, Inc. 9.75% 11/1/23 (d)		24,200	21,410
			637,349
TOTAL ENERGY			668,618
FINANCIALS - 3.7%
Banks - 0.1%
Citigroup, Inc. 1.25% 7/6/26 (Reg. S) (f)	EUR	7,333	8,973
Capital Markets - 0.3%
AssuredPartners, Inc.:
5.625% 1/15/29 (d)		3,905	3,979
7% 8/15/25 (d)		2,930	3,028
Credit Suisse Group AG 0.625% 1/18/33 (Reg. S)	EUR	18,440	20,465
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		4,420	4,420
MSCI, Inc. 4% 11/15/29 (d)		3,780	3,888
UBS Group AG 0.25% 11/5/28 (Reg. S) (f)	EUR	9,024	10,434
			46,214
Consumer Finance - 2.4%
Ally Financial, Inc.:
8% 11/1/31		16,761	22,572
8% 11/1/31		145,807	203,062
Ford Motor Credit Co. LLC:
3.375% 11/13/25		15,970	16,241
4% 11/13/30		25,360	25,157
5.113% 5/3/29		6,160	6,612
Springleaf Finance Corp.:
4% 9/15/30		3,340	3,248
5.375% 11/15/29		5,560	5,914
6.625% 1/15/28		4,415	5,004
6.875% 3/15/25		30,605	34,811
7.125% 3/15/26		41,215	47,535
			370,156
Diversified Financial Services - 0.6%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		6,600	6,914
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (d)		6,375	6,230
5.25% 5/15/27		17,335	17,898
6.25% 5/15/26		14,625	15,320
6.375% 12/15/25		32,405	33,458
6.75% 2/1/24		6,490	6,620
James Hardie International Finance Ltd. 5% 1/15/28 (d)		5,270	5,573
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (d)		3,838	638
5.25% 12/27/33 pay-in-kind (d)		3,532	587
7.125% 12/26/46 pay-in-kind (d)		1,791	288
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		2,265	2,350
			95,876
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)		20,290	20,949
10.125% 8/1/26 (d)		6,810	7,847
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		6,740	6,748
6.75% 10/15/27 (d)		10,080	10,729
HUB International Ltd. 7% 5/1/26 (d)		6,980	7,248
			53,521
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		4,725	4,908
TOTAL FINANCIALS			579,648
HEALTH CARE - 2.2%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc. 4.625% 2/1/28 (d)		2,505	2,630
Health Care Providers & Services - 1.8%
Akumin, Inc. 7% 11/1/25 (d)		4,910	5,223
AMN Healthcare 4.625% 10/1/27 (d)		1,695	1,733
Centene Corp.:
4.25% 12/15/27		6,820	7,174
4.625% 12/15/29		23,795	25,753
5.375% 8/15/26 (d)		4,655	4,911
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		8,770	8,567
5.625% 3/15/27 (d)		3,305	3,462
6% 1/15/29 (d)		4,940	5,224
6.625% 2/15/25 (d)		7,415	7,827
8% 3/15/26 (d)		37,390	40,430
8.125% 6/30/24 (d)		13,692	14,364
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		2,075	1,979
4.625% 6/1/30 (d)		15,850	16,149
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		7,300	7,793
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (d)		7,220	7,520
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		6,345	6,527
4.375% 6/15/28 (d)		4,690	4,826
Radiology Partners, Inc. 9.25% 2/1/28 (d)		11,755	12,798
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		6,200	6,425
Tenet Healthcare Corp.:
4.625% 7/15/24		3,640	3,715
4.625% 9/1/24 (d)		7,305	7,515
4.875% 1/1/26 (d)		18,260	18,986
5.125% 5/1/25		3,640	3,691
5.125% 11/1/27 (d)		10,955	11,456
6.125% 10/1/28 (d)		11,515	12,019
6.25% 2/1/27 (d)		20,050	21,170
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		12,865	14,152
Vizient, Inc. 6.25% 5/15/27 (d)		1,690	1,794
			283,183
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (d)		5,660	5,976
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		4,745	4,752
4% 3/15/31 (d)		6,035	6,135
4.25% 5/1/28 (d)		2,045	2,106
Syneos Health, Inc. 3.625% 1/15/29 (d)		5,025	4,887
			17,880
Pharmaceuticals - 0.2%
Bausch Health Companies, Inc.:
5% 2/15/29 (d)		5,025	4,990
5.25% 2/15/31 (d)		5,025	5,001
Bayer AG:
0.375% 1/12/29 (Reg. S)	EUR	8,600	9,896
1% 1/12/36 (Reg. S)	EUR	7,500	8,286
Catalent Pharma Solutions 5% 7/15/27 (d)		2,295	2,404
			30,577
TOTAL HEALTH CARE			340,246
INDUSTRIALS - 3.8%
Aerospace & Defense - 1.8%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (d)		2,610	2,662
Bombardier, Inc.:
6.125% 1/15/23 (d)		6,590	6,862
7.5% 12/1/24 (d)		5,505	5,498
7.5% 3/15/25 (d)		9,175	9,026
7.875% 4/15/27 (d)		28,965	28,406
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		6,400	6,480
5.375% 7/15/26 (d)		4,990	5,152
Moog, Inc. 4.25% 12/15/27 (d)		2,025	2,066
Rolls-Royce PLC 5.75% 10/15/27 (d)		6,560	6,980
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		9,205	9,902
TransDigm UK Holdings PLC 6.875% 5/15/26		21,085	22,192
TransDigm, Inc.:
4.625% 1/15/29 (d)		9,290	9,160
5.5% 11/15/27		68,140	70,440
6.25% 3/15/26 (d)		11,120	11,789
6.375% 6/15/26		37,890	39,169
6.5% 5/15/25		9,710	9,892
7.5% 3/15/27		11,028	11,745
Wolverine Escrow LLC:
8.5% 11/15/24 (d)		12,893	12,861
9% 11/15/26 (d)		13,492	13,479
			283,761
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		3,960	4,089
XPO Logistics, Inc. 6.25% 5/1/25 (d)		11,590	12,472
			16,561
Airlines - 0.4%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (d)		1,479	1,485
Delta Air Lines, Inc. 7% 5/1/25 (d)		2,860	3,295
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75% 10/20/28 (d)		17,335	18,855
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		1,718	1,792
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		2,563	2,541
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		20,660	22,649
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		7,805	8,820
			59,437
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		1,400	1,467
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		3,280	3,447
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		4,830	4,886
			9,800
Commercial Services & Supplies - 0.3%
Covanta Holding Corp.:
5% 9/1/30		6,775	6,843
5.875% 7/1/25		1,995	2,065
6% 1/1/27		7,080	7,390
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (d)		6,500	6,940
IAA Spinco, Inc. 5.5% 6/15/27 (d)		2,830	2,968
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		6,210	6,322
Pitney Bowes, Inc.:
6.875% 3/15/27 (d)		2,960	2,934
7.25% 3/15/29 (d)		2,960	2,927
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (d)		2,315	2,382
The Brink's Co. 4.625% 10/15/27 (d)		7,200	7,378
			48,149
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		7,490	8,150
Arcosa, Inc. 0% 3/31/29 (d)		4,130	4,130
Pike Corp. 5.5% 9/1/28 (d)		5,315	5,408
			17,688
Electrical Equipment - 0.1%
Sensata Technologies BV:
4% 4/15/29 (d)		5,910	6,017
5% 10/1/25 (d)		8,215	9,078
			15,095
Machinery - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		4,630	4,589
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		1,880	2,016
			6,605
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		5,670	5,850
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		6,270	6,303
TriNet Group, Inc. 3.5% 3/1/29 (d)		4,545	4,446
			16,599
Road & Rail - 0.6%
Hertz Corp.:
5.5% 10/15/24 (d)(e)		6,540	6,515
6% 1/15/28 (d)(e)		5,785	5,799
6.25% 10/15/22 (e)		6,775	6,733
7.125% 8/1/26 (d)(e)		6,315	6,307
Uber Technologies, Inc.:
6.25% 1/15/28 (d)		5,520	6,012
7.5% 9/15/27 (d)		31,625	34,932
8% 11/1/26 (d)		29,170	31,577
			97,875
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		3,110	3,071
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		10,040	9,764
United Rentals North America, Inc.:
3.875% 11/15/27		3,345	3,466
5.5% 5/15/27		4,980	5,311
			21,612
TOTAL INDUSTRIALS			593,182
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.0%
MTS Systems Corp. 5.75% 8/15/27 (d)		1,905	2,075
TTM Technologies, Inc. 4% 3/1/29 (d)		4,540	4,483
			6,558
IT Services - 0.3%
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		5,645	6,015
Camelot Finance SA 4.5% 11/1/26 (d)		6,365	6,581
Gartner, Inc. 3.75% 10/1/30 (d)		6,920	6,863
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)		6,060	5,954
5.25% 12/1/27 (d)		5,665	5,991
GTT Communications, Inc. 7.875% 12/31/24 (d)		640	106
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28 (d)		2,355	2,349
10.75% 6/1/28 (d)		3,695	4,174
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		3,845	3,910
RP Crown Parent, LLC 7.375% 10/15/24 (d)		2,820	2,866
Unisys Corp. 6.875% 11/1/27 (d)		3,685	4,035
			48,844
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.875% 9/1/28 (d)		6,765	6,959
Synaptics, Inc. 4% 6/15/29 (d)		3,500	3,473
			10,432
Software - 0.4%
Ascend Learning LLC:
6.875% 8/1/25 (d)		2,480	2,542
6.875% 8/1/25 (d)		7,330	7,513
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,975	6,854
Boxer Parent Co., Inc. 7.125% 10/2/25 (d)		3,445	3,695
Fair Isaac Corp. 4% 6/15/28 (d)		6,420	6,584
NortonLifeLock, Inc. 5% 4/15/25 (d)		6,360	6,445
Open Text Corp.:
3.875% 2/15/28 (d)		3,220	3,242
5.875% 6/1/26 (d)		6,000	6,212
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		3,220	3,264
PTC, Inc.:
3.625% 2/15/25 (d)		3,755	3,854
4% 2/15/28 (d)		3,715	3,771
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		11,835	12,308
			66,284
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.:
5% 10/1/28 (d)		3,385	3,419
5.25% 10/1/30 (d)		13,370	13,539
5.75% 9/1/27 (d)		5,480	5,799
6.125% 9/1/29 (d)		5,480	5,802
8.125% 4/15/25 (d)		2,910	3,186
			31,745
TOTAL INFORMATION TECHNOLOGY			163,863
MATERIALS - 2.9%
Chemicals - 1.5%
CF Industries Holdings, Inc.:
4.95% 6/1/43		40,343	46,206
5.15% 3/15/34		19,208	21,954
5.375% 3/15/44		34,489	40,913
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9339% 6/15/22 (d)(f)(h)		1,820	1,802
6.5% 5/15/26 (d)		31,160	31,004
6.875% 6/15/25 (d)		6,400	6,520
Ingevity Corp. 3.875% 11/1/28 (d)		6,715	6,514
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		1,530	1,530
7% 12/31/27 (d)		1,940	1,859
LSB Industries, Inc. 9.625% 5/1/23 (d)		3,600	3,691
Neon Holdings, Inc.:
10.125% 4/1/26 (d)		1,555	1,707
10.125% 4/1/26 (d)		7,305	7,962
OCI NV 5.25% 11/1/24 (d)		10,040	10,442
The Chemours Co. LLC:
5.375% 5/15/27		18,470	19,578
5.75% 11/15/28 (d)		10,075	10,608
The Scotts Miracle-Gro Co. 4% 4/1/31 (d)		5,930	5,847
Tronox, Inc. 6.5% 5/1/25 (d)		5,410	5,802
Valvoline, Inc. 4.25% 2/15/30 (d)		4,680	4,774
			228,713
Construction Materials - 0.1%
Summit Materials LLC/Summit Materials Finance Corp.:
5.125% 6/1/25 (d)		3,060	3,106
5.25% 1/15/29 (d)		6,525	6,810
U.S. Concrete, Inc.:
5.125% 3/1/29 (d)		5,035	5,186
6.375% 6/1/24		1,295	1,323
			16,425
Containers & Packaging - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		6,625	6,954
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)		3,025	2,990
4% 9/1/29 (d)		6,050	6,040
Cascades, Inc.:
5.125% 1/15/26 (d)		3,310	3,513
5.375% 1/15/28 (d)		3,310	3,476
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	19,904
7.5% 12/15/96		7,695	8,493
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		3,720	3,957
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		2,570	2,654
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		4,195	4,400
			62,381
Metals & Mining - 0.9%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (d)		7,735	7,801
6.125% 5/15/28 (d)		2,110	2,298
6.75% 9/30/24 (d)		5,350	5,529
7% 9/30/26 (d)		4,430	4,674
Algoma Steel SCA 0% 12/31/23 (c)		1,518	0
Arconic Rolled Products Corp.:
6% 5/15/25 (d)		4,090	4,408
6.125% 2/15/28 (d)		9,123	9,716
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)		4,615	4,607
4.875% 3/1/31 (d)		4,615	4,603
5.75% 3/1/25		1,889	1,948
5.875% 6/1/27		11,010	11,395
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		9,315	9,967
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		6,560	6,739
6.875% 3/1/26 (d)		14,330	14,841
7.25% 4/1/23 (d)		1,985	2,020
7.5% 4/1/25 (d)		12,105	12,476
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)		4,420	4,503
4.5% 9/15/27 (d)		5,450	5,823
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		3,600	3,730
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		6,320	6,320
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		6,615	6,771
Mineral Resources Ltd. 8.125% 5/1/27 (d)		11,025	12,188
Murray Energy Corp.:
11.25% 12/31/49 (c)(d)(e)		5,925	0
12% 4/15/24 pay-in-kind (c)(d)(e)(f)		6,364	0
United States Steel Corp. 6.25% 3/15/26		7,180	7,288
			149,645
TOTAL MATERIALS			457,164
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Iron Mountain, Inc.:
4.875% 9/15/29 (d)		14,590	14,772
5% 7/15/28 (d)		6,370	6,513
5.25% 7/15/30 (d)		5,915	6,103
5.625% 7/15/32 (d)		5,915	6,181
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (d)		6,695	6,669
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		6,700	6,570
4.625% 8/1/29		10,950	11,520
5% 10/15/27		15,435	16,238
SBA Communications Corp. 3.875% 2/15/27		9,720	9,936
The GEO Group, Inc.:
5.125% 4/1/23		7,555	6,656
5.875% 10/15/24		8,575	6,839
6% 4/15/26		5,755	4,129
Uniti Group, Inc. 7.875% 2/15/25 (d)		9,940	10,743
VICI Properties, Inc.:
4.25% 12/1/26 (d)		12,650	12,942
4.625% 12/1/29 (d)		7,220	7,490
			133,301
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		6,575	7,109
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)		8,505	8,388
7.625% 6/15/25 (d)		20,305	22,169
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)		6,480	6,885
5.875% 6/15/27 (d)		5,610	6,199
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		3,045	3,121
			53,871
TOTAL REAL ESTATE			187,172
UTILITIES - 1.5%
Electric Utilities - 1.3%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		4,055	4,219
NextEra Energy Partners LP:
4.25% 7/15/24 (d)		4,030	4,242
4.25% 9/15/24 (d)		258	272
NRG Energy, Inc.:
3.375% 2/15/29 (d)		3,080	3,007
3.625% 2/15/31 (d)		6,110	5,957
5.75% 1/15/28		20,240	21,505
Pacific Gas & Electric Co.:
3.75% 8/15/42		6,290	5,764
3.95% 12/1/47		32,835	30,220
4% 12/1/46		14,690	13,631
4.25% 3/15/46		1,475	1,412
4.3% 3/15/45		3,690	3,592
4.55% 7/1/30		49,355	53,530
PG&E Corp.:
5% 7/1/28		13,615	14,384
5.25% 7/1/30		5,150	5,459
Vistra Operations Co. LLC:
5% 7/31/27 (d)		13,800	14,214
5.5% 9/1/26 (d)		9,975	10,337
5.625% 2/15/27 (d)		17,455	18,142
			209,887
Gas Utilities - 0.2%
Southern Natural Gas Co. LLC:
7.35% 2/15/31		14,890	19,141
8% 3/1/32		9,400	12,849
			31,990
TOTAL UTILITIES			241,877

TOTAL NONCONVERTIBLE BONDS			4,976,141

TOTAL CORPORATE BONDS
(Cost $4,662,598)			4,996,788

U.S. Government and Government Agency Obligations - 19.2%
U.S. Government Agency Obligations - 0.1%
Fannie Mae 0.625% 4/22/25		2,128	2,122
Tennessee Valley Authority:
5.25% 9/15/39		$2,106	$2,888
5.375% 4/1/56		3,503	5,243

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			10,253

U.S. Treasury Obligations - 18.7%
U.S. Treasury Bonds:
1.875% 2/15/51		160,055	142,049
2.5% 2/15/45 (i)(j)		216,056	220,563
3% 5/15/45		20,100	22,405
3% 2/15/49		145,860	163,865
4.75% 2/15/37 (i)(j)		74,200	101,480
5.25% 2/15/29 (i)		5,406	6,916
6.125% 8/15/29 (i)		3,663	4,990
U.S. Treasury Notes:
0.125% 5/31/22		66,923	66,941
0.125% 6/30/22		46,344	46,355
0.125% 8/31/22		82,000	82,000
0.125% 10/31/22		55,500	55,493
0.125% 11/30/22		35,000	34,993
0.125% 12/31/22		33,500	33,486
0.125% 2/28/23		89,000	88,944
0.125% 8/15/23		2,411	2,405
0.125% 10/15/23		2,852	2,843
0.25% 3/15/24		495	494
0.25% 7/31/25		35,866	35,084
0.25% 9/30/25		26,037	25,395
0.25% 10/31/25		17,600	17,137
0.375% 3/31/22		92,800	93,076
0.375% 4/30/25		82,771	81,733
0.375% 12/31/25		167,057	163,148
0.375% 1/31/26		13,900	13,556
0.75% 3/31/26		42,352	41,985
0.875% 11/15/30 (k)		111,576	103,190
1.125% 2/15/31 (k)		52,194	49,315
1.25% 3/31/28		407,334	403,129
1.375% 8/31/23		11,000	11,306
1.5% 8/31/21		22,000	22,134
1.5% 9/30/21		25,180	25,363
1.5% 10/31/24		480	496
1.5% 1/31/27		34,389	35,069
1.625% 11/15/22		14,901	15,258
1.625% 5/31/23		19,717	20,323
1.625% 9/30/26		3,093	3,186
1.75% 7/31/21		9,325	9,378
1.875% 7/31/22		43,433	44,449
2.125% 3/31/24		56,643	59,626
2.125% 7/31/24		118,408	124,981
2.125% 5/15/25 (l)		12,033	12,737
2.25% 7/31/21		52,019	52,405
2.25% 4/30/24		24,428	25,826
2.25% 3/31/26		34,717	36,960
2.375% 4/15/21		74,550	74,616
2.5% 1/15/22		136,816	139,445
2.5% 2/28/26		38,997	41,990
2.625% 12/31/23		56,283	59,869
2.75% 6/30/25		197	214
3.125% 11/15/28		31,330	35,037

TOTAL U.S. TREASURY OBLIGATIONS			2,953,638

Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		49,900	50,197
Private Export Funding Corp. Secured 1.75% 11/15/24		11,520	11,963

TOTAL OTHER GOVERNMENT RELATED			62,160

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,976,476)			3,026,051

U.S. Government Agency - Mortgage Securities - 1.2%
Ginnie Mae - 1.2%
2% 4/1/51 (g)		13,900	14,028
2% 4/1/51 (g)		22,300	22,505
2% 4/1/51 (g)		22,300	22,505
2% 4/1/51 (g)		4,500	4,541
2% 5/1/51 (g)		6,550	6,600
3% 4/1/51 (g)		39,100	40,708
3% 4/1/51 (g)		40,500	42,166
3% 5/1/51 (g)		33,900	35,312

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES

(Cost $187,874)			188,365

Foreign Government and Government Agency Obligations - 8.2%
Australian Commonwealth 1.75% 6/21/51 (Reg. S)	AUD	$66,406	$40,356
Buoni del Tesoro Poliennali:
1.5% 4/30/45 (Reg. S) (d)	EUR	10,390	12,241
1.7% 9/1/51 (Reg. S) (d)	EUR	6,210	7,365
Canadian Government:
0.25% 11/1/22	CAD	156,420	124,542
1.25% 6/1/30	CAD	32,000	24,903
2% 12/1/51	CAD	13,170	10,537
Dutch Government 0% 7/15/30 (Reg. S) (d)	EUR	96,800	116,090
German Federal Republic:
0% 6/10/22 (Reg. S)	EUR	178,300	210,744
0% 9/16/22 (Reg. S)	EUR	295,930	350,441
0% 8/15/30 (Reg. S)	EUR	15,825	19,155
0% 8/15/50	EUR	45,840	49,916
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		54,954	61,895
5.5% 12/4/23		19,812	22,495
Japan Government:
0.1% 9/20/29	JPY	7,655,450	69,548
0.4% 3/20/56	JPY	4,039,750	33,275
0.9% 6/20/22	JPY	6,450,000	58,970
Ukraine Government 1.471% 9/29/21		6,753	6,787
United Kingdom, Great Britain and Northern Ireland 0.375% 10/22/30 (Reg. S)	GBP	30,000	39,466
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	16,850	32,862
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,315,578)			1,291,588

Supranational Obligations - 0.3%
European Union: (Cost $39,847)
0.2% 6/4/36 (Reg. S)	EUR	23,200	27,044
0.3% 11/4/50 (Reg. S)	EUR	10,450	11,593
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $39,847)			38,637
		Shares	Value (000s)

Common Stocks - 5.6%
COMMUNICATION SERVICES - 0.6%
Entertainment - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)		2,242,893	8,613
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (m)		5,100	10,519
Facebook, Inc. Class A (m)		77,900	22,944
Tencent Holdings Ltd. sponsored ADR		120,900	9,648
			43,111
Media - 0.2%
Altice U.S.A., Inc. Class A (m)		404,800	13,168
iHeartMedia, Inc. (m)		26	0
Nexstar Broadcasting Group, Inc. Class A		115,000	16,149
			29,317
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.		79,900	10,011

TOTAL COMMUNICATION SERVICES			91,052

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
Exide Technologies (c)		280	182
Exide Technologies (c)(m)		7,093	7
Exide Technologies (c)(m)		418,807	0
UC Holdings, Inc. (c)(m)		560,355	5,934
			6,123
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp. (m)		229,500	13,531
Caesars Entertainment, Inc. (m)		290,400	25,395
Penn National Gaming, Inc. (m)		183,906	19,281
Studio City International Holdings Ltd. ADR (m)		133,400	1,761
			59,968
Household Durables - 0.2%
Tempur Sealy International, Inc.		555,048	20,293
Whirlpool Corp.		45,100	9,938
			30,231
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. sponsored ADR (m)		40,500	9,183
Amazon.com, Inc. (m)		4,100	12,686
			21,869
Specialty Retail - 0.1%
Lowe's Companies, Inc.		72,800	13,845

TOTAL CONSUMER DISCRETIONARY			132,036

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (c)(m)		584,047	8,983
Food Products - 0.2%
Darling Ingredients, Inc. (m)		202,700	14,915
JBS SA		3,785,700	20,366
Reddy Ice Holdings, Inc. (c)(m)		331,236	0
Reddy Ice Holdings, Inc. (c)(m)		133,255	7
			35,288

TOTAL CONSUMER STAPLES			44,271

ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (m)		135,187	13
Jonah Energy LLC (c)		183,159	2,747
Superior Energy Services, Inc. Class A (c)		66,115	1,693
			4,453
Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp. (m)		2,172,643	52,274
California Resources Corp. warrants 10/27/24 (m)		34,633	158
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(m)		289	0
Series B warrants 10/1/25 (c)(m)		289	0
Chesapeake Energy Corp. (m)		1,052,678	45,676
Chesapeake Energy Corp. (b)		15,902	621
Chesapeake Energy Corp.:
warrants 2/9/26 (m)		70,147	1,403
warrants 2/9/26 (m)		77,942	1,539
warrants 2/9/26 (m)		48,655	817
Denbury, Inc. (m)		415,235	19,886
Denbury, Inc. warrants 9/18/25 (m)		288,114	6,050
EP Energy Corp. (c)		611,545	32,210
Extraction Oil & Gas, Inc. (m)		30,558	1,098
Goodrich Petroleum Corp. (k)(m)		90,737	858
Harvest Oil & Gas Corp.		19,388	436
Mesquite Energy, Inc. (c)		185,122	2,953
Unit Corp. (m)		26,886	329
Whiting Petroleum Corp. (m)		77,283	2,740
			169,048

TOTAL ENERGY			173,501

FINANCIALS - 0.2%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (c)(m)		7,403,098	0
Consumer Finance - 0.1%
OneMain Holdings, Inc.		313,800	16,857
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		25,226	174
Insurance - 0.1%
Arthur J. Gallagher & Co.		67,600	8,434

TOTAL FINANCIALS			25,465

HEALTH CARE - 0.5%
Biotechnology - 0.0%
Regeneron Pharmaceuticals, Inc. (m)		900	426
Health Care Providers & Services - 0.3%
HCA Holdings, Inc.		84,900	15,990
Humana, Inc.		31,400	13,164
Rotech Healthcare, Inc. (c)(m)		129,242	1,345
UnitedHealth Group, Inc.		43,000	15,999
			46,498
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. (m)		37,800	10,956
IQVIA Holdings, Inc. (m)		73,200	14,138
Thermo Fisher Scientific, Inc.		32,800	14,969
			40,063

TOTAL HEALTH CARE			86,987

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (m)		83,900	10,345
Airlines - 0.0%
Air Canada (m)		182,000	3,787
Building Products - 0.1%
Carrier Global Corp.		384,800	16,246
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd. (m)		48,111	4
Electrical Equipment - 0.0%
Array Technologies, Inc.		500	15
Machinery - 0.0%
Allison Transmission Holdings, Inc.		126,600	5,169
Marine - 0.0%
U.S. Shipping Partners Corp. (c)(m)		22,876	0
U.S. Shipping Partners Corp. warrants 12/31/29 (c)(m)		214,176	0
			0
Professional Services - 0.0%
ASGN, Inc. (m)		84,800	8,093
Trading Companies & Distributors - 0.1%
Penhall Acquisition Co.:
Class A (c)(m)		11,553	1,343
Class B (c)(m)		3,850	448
United Rentals, Inc. (m)		33,870	11,154
			12,945
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(m)		403,760	0
Class A2 (b)(c)(m)		403,760	0
Class A3 (b)(c)(m)		403,760	0
Class A4 (b)(c)(m)		403,760	0
Class A5 (b)(c)(m)		403,760	0
Class A6 (b)(c)(m)		403,760	0
Class A7 (b)(c)(m)		403,760	0
Class A8 (b)(c)(m)		403,760	0
Class A9 (b)(c)(m)		403,760	0
			0

TOTAL INDUSTRIALS			56,604

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.1%
CDW Corp.		51,000	8,453
Vontier Corp. (m)		33,260	1,007
Zebra Technologies Corp. Class A (m)		28,000	13,585
			23,045
IT Services - 0.4%
Global Payments, Inc.		102,700	20,702
GoDaddy, Inc. (m)		95,100	7,382
MasterCard, Inc. Class A		38,400	13,672
PayPal Holdings, Inc. (m)		27,300	6,630
Visa, Inc. Class A		59,200	12,534
			60,920
Semiconductors & Semiconductor Equipment - 0.3%
Lam Research Corp.		32,400	19,286
Microchip Technology, Inc.		63,700	9,888
Micron Technology, Inc. (m)		112,500	9,924
ON Semiconductor Corp. (m)		201,800	8,397
			47,495
Software - 0.4%
Adobe, Inc. (m)		47,400	22,533
Microsoft Corp.		73,900	17,423
Palo Alto Networks, Inc. (m)		36,000	11,594
SS&C Technologies Holdings, Inc.		162,539	11,357
			62,907

TOTAL INFORMATION TECHNOLOGY			194,367

MATERIALS - 0.4%
Chemicals - 0.1%
CF Industries Holdings, Inc.		225,700	10,242
The Chemours Co. LLC		403,410	11,259
			21,501
Containers & Packaging - 0.2%
Berry Global Group, Inc. (m)		207,500	12,741
WestRock Co.		234,700	12,216
			24,957
Metals & Mining - 0.1%
Algoma Steel GP (c)(m)		151,792	0
Algoma Steel SCA (c)(m)		151,792	0
Elah Holdings, Inc. (m)		517	38
First Quantum Minerals Ltd.		595,000	11,339
			11,377

TOTAL MATERIALS			57,835

UTILITIES - 0.2%
Electric Utilities - 0.1%
NRG Energy, Inc.		275,800	10,406
PG&E Corp. (m)		756,168	8,855
Portland General Electric Co.		13,962	663
			19,924
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.		405,700	7,173

TOTAL UTILITIES			27,097

TOTAL COMMON STOCKS
(Cost $591,207)			889,215

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (c)		624	581
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		8,779	1,097
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(m)		193,792,711	65
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $8,586)			1,743
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.2%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(h)(n)		5,410	5,388
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/8/21 (f)(h)(n)		955	951
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(h)(n)		4,258	3,931
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 3/9/27 (f)(h)(n)		4,347	4,309
			14,579
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7025% 2/10/27 (f)(h)(n)		4,761	4,747
Media - 0.0%
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.6151% 9/19/26 (f)(h)(n)		2,338	2,318
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (f)(h)(n)		3,215	3,248

TOTAL COMMUNICATION SERVICES			24,892

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(h)(n)		504	516
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(h)(n)		3,640	3,485
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (f)(h)(n)		6,710	6,735
			10,220
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2025% 5/30/26 (f)(h)(n)		5,698	4,620
Specialty Retail - 0.1%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 2/5/26 (f)(h)(n)		11,237	11,090

TOTAL CONSUMER DISCRETIONARY			26,446

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 18% 12/31/49 (c)(e)(f)(n)		1,532	3
Oil, Gas & Consumable Fuels - 0.0%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(h)(n)		837	803
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (f)(h)(n)		3,290	3,282
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(e)(f)(h)(n)		3,423	0
term loan 3 month U.S. LIBOR + 0.000% 0% 12/31/49 (c)(e)(f)(h)(n)		1,476	0
			4,085

TOTAL ENERGY			4,088

FINANCIALS - 0.1%
Capital Markets - 0.1%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 2/27/28 (f)(h)(n)		5,375	5,312
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. term loan 17% 9/21/27 (c)(f)(n)		2,892	2,892
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(f)(h)(n)		629	629
			3,521

TOTAL FINANCIALS			8,833

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1091% 11/4/26 (f)(h)(n)		356	356
Health Care Providers & Services - 0.2%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(h)(n)		9,876	9,826
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (f)(h)(n)		26,142	25,970
			35,796
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 6/1/25 (f)(h)(n)		986	982

TOTAL HEALTH CARE			37,134

INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/8/26 (f)(h)(n)		1,533	1,483
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/4/26 (f)(h)(n)		824	797
			2,280
Airlines - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(h)(n)		2,095	2,198
Building Products - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (f)(h)(n)		2,589	2,638
Commercial Services & Supplies - 0.1%
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6125% 1/23/27 (f)(h)(n)		1,246	1,232
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(h)(n)		4,678	4,673
			5,905

TOTAL INDUSTRIALS			13,021

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3/18/28 (f)(h)(n)(o)		827	822
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 3/17/28 (f)(h)(n)(o)		173	172
			994
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(h)(n)		890	882
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 10/31/26 (f)(h)(n)		681	676
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (f)(h)(n)		1,034	1,048
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.86% 5/31/25 (f)(h)(n)		15,460	12,964
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (f)(h)(n)		1,273	1,290
			16,860
Software - 0.2%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 10/2/25 (f)(h)(n)		19,263	19,167
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8591% 9/29/24 (f)(h)(n)		2,459	2,458
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/18/28 (f)(h)(n)(o)		3,105	3,089
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/22/28 (f)(h)(n)		6,771	6,771
Ultimate Software Group, Inc. 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(h)(n)		1,430	1,462
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 2/28/27 (f)(h)(n)		1,297	1,291
			34,238

TOTAL INFORMATION TECHNOLOGY			52,092

MATERIALS - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (f)(h)(n)		798	795
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(h)(n)		16,887	16,850
TOTAL BANK LOAN OBLIGATIONS
(Cost $188,332)			184,151
		Shares	Value (000s)

Fixed-Income Funds - 23.9%
Fidelity Emerging Markets Debt Central Fund (p)		266,371,059	2,400,003
Fidelity Floating Rate Central Fund (p)		13,574,308	1,357,024
Fidelity Mortgage Backed Securities Central Fund (p)		194	21
TOTAL FIXED-INCOME FUNDS
(Cost $3,907,226)			3,757,048
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 4.4%
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Odebrecht Holdco Finance Ltd. 0% 9/10/58 (d)		12,399	287
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP 7.375% (f)(q)		8,965	8,024
Energy Transfer Partners LP:
6.25% (f)(q)		40,712	33,188
6.625% (f)(q)		15,640	13,841
MPLX LP 6.875% (f)(q)		18,000	18,000
Summit Midstream Partners LP 9.5% (f)(q)		1,711	1,056
			74,109

TOTAL ENERGY			74,396

FINANCIALS - 3.9%
Banks - 3.5%
Bank of America Corp.:
5.125% (f)(q)		22,020	23,396
5.2% (f)(q)		48,090	50,254
5.875% (f)(q)		60,475	65,958
6.25% (f)(q)		18,480	20,454
Citigroup, Inc.:
4.7% (f)(q)		8,755	8,816
5% (f)(q)		36,455	37,560
5.9% (f)(q)		25,875	27,350
5.95% (f)(q)		46,925	49,230
6.3% (f)(q)		4,120	4,377
Huntington Bancshares, Inc. 5.7% (f)(q)		7,660	7,775
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5575% (f)(h)(q)		30,810	30,671
3 month U.S. LIBOR + 3.800% 4.005% (f)(h)(q)		12,280	12,303
4% (f)(q)		19,100	18,914
4.6% (f)(q)		13,385	13,540
5% (f)(q)		18,675	19,305
6% (f)(q)		54,840	57,485
6.125% (f)(q)		12,865	13,787
6.75% (f)(q)		6,270	6,866
Wells Fargo & Co.:
5.875% (f)(q)		36,775	40,489
5.9% (f)(q)		46,445	49,359
			557,889
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
4.4% (f)(q)		4,530	4,666
4.95% (f)(q)		7,885	8,341
5% (f)(q)		50,754	50,399
			63,406
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(q)		999	171

TOTAL FINANCIALS			621,466

TOTAL PREFERRED SECURITIES
(Cost $678,153)			695,862
		Shares	Value (000s)

Money Market Funds - 5.7%
Fidelity Cash Central Fund 0.06% (r)		867,592,180	867,766
Fidelity Securities Lending Cash Central Fund 0.06% (r)(s)		34,025,708	34,029
TOTAL MONEY MARKET FUNDS
(Cost $901,751)			901,795

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100	$1,178
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	19,800	967

TOTAL PUT OPTIONS			2,145

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100	224
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	19,800	254

TOTAL CALL OPTIONS			478

TOTAL PURCHASED SWAPTIONS
(Cost $2,272)			2,623
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $15,459,900)			15,973,866
NET OTHER ASSETS (LIABILITIES) - (1.4)%			(218,080)
NET ASSETS - 100%			$15,755,786

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 4/1/51	$(22,300)	$(22,505)
2% 4/1/51	(6,550)	(6,610)
3% 4/1/51	(33,900)	(35,294)
3% 4/1/51	(7,600)	(7,913)
TOTAL TBA SALE COMMITMENTS
(Proceeds $72,243)		$(72,322)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	32,000	$(2,040)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	20,200	(1,374)

TOTAL PUT SWAPTIONS			(3,414)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	32,000	(313)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	20,200	(215)

TOTAL CALL SWAPTIONS			(528)

TOTAL WRITTEN SWAPTIONS			$(3,942)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,402	June 2021	$183,574	$(4,569)	$(4,569)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,021	June 2021	225,362	(230)	(230)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	367	June 2021	45,287	(580)	(580)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	18	June 2021	2,783	(4)	(4)
TOTAL FUTURES CONTRACTS					$(5,383)

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation) (000s)
AUD	2,573	USD	2,033	HSBC Bank PLC	5/11/21	$(79)
AUD	2,240	USD	1,737	Morgan Stanley	5/11/21	(35)
AUD	2,106	USD	1,638	Royal Bank Of Canada	5/11/21	(38)
CAD	1,867	USD	1,474	BNP Paribas SA	5/11/21	12
CAD	1,810	USD	1,432	Barclays Bank PLC	5/11/21	8
EUR	3,493	USD	4,243	BNP Paribas	5/11/21	(144)
EUR	26,083	USD	30,983	BNP Paribas	5/11/21	(372)
EUR	12,946	USD	15,605	BNP Paribas SA	5/11/21	(412)
EUR	56,638	USD	67,736	Bank Of America NA	5/11/21	(1,266)
EUR	28,069	USD	33,438	Barclays Bank PLC	5/11/21	(496)
EUR	1,392	USD	1,681	Brown Brothers Harriman & Co.	5/11/21	(48)
EUR	2,222	USD	2,671	CIBC World Markets	5/11/21	(63)
EUR	20,501	USD	24,934	CIBC World Markets	5/11/21	(875)
EUR	5,731	USD	6,950	HSBC Bank PLC	5/11/21	(224)
EUR	3,623	USD	4,406	JPMorgan Chase Bank, N.A.	5/11/21	(154)
EUR	1,764	USD	2,146	JPMorgan Chase Bank, N.A.	5/11/21	(76)
EUR	1,202	USD	1,461	Morgan Stanley	5/11/21	(50)
EUR	3,486	USD	4,152	National Australia Bank	5/11/21	(61)
EUR	3,655	USD	4,295	National Australia Bank	5/11/21	(6)
GBP	1,614	USD	2,242	BNP Paribas	5/11/21	(17)
GBP	1,601	USD	2,194	Barclays Bank PLC	5/11/21	14
GBP	997	USD	1,400	Morgan Stanley	5/11/21	(25)
GBP	1,147	USD	1,603	Morgan Stanley	5/11/21	(21)
JPY	152,129	USD	1,453	Barclays Bank PLC	5/11/21	(78)
USD	44,426	AUD	58,293	BNP Paribas	5/11/21	142
USD	158,855	CAD	203,505	CIBC World Markets	5/11/21	(3,091)
USD	6,494	EUR	5,433	BNP Paribas SA	5/11/21	118
USD	220,502	EUR	182,000	Barclays Bank PLC	5/11/21	6,910
USD	4,026	EUR	3,380	Barclays Bank PLC	5/11/21	59
USD	69,278	EUR	58,165	Brown Brothers Harriman & Co.	5/11/21	1,017
USD	4,908	EUR	4,069	HSBC Bank PLC	5/11/21	133
USD	221,761	EUR	183,024	JPMorgan Chase Bank, N.A.	5/11/21	6,967
USD	28,084	EUR	23,590	National Australia Bank	5/11/21	399
USD	69,105	EUR	57,967	National Australia Bank	5/11/21	1,076
USD	218,040	EUR	180,000	Royal Bank Of Canada	5/11/21	6,794
USD	44,393	EUR	37,535	Royal Bank Of Canada	5/11/21	343
USD	219,416	EUR	181,000	Societe Generale SA	5/11/21	6,997
USD	77,774	GBP	56,848	Morgan Stanley	5/11/21	(606)
USD	171,075	JPY	17,938,996	Bank Of America NA	5/11/21	9,001
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$31,753
					Unrealized Appreciation	39,990
					Unrealized Depreciation	(8,237)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$24,455	$(25)	$0	$(25)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	13,299	(117)	0	(117)
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Sep. 2028	10,343	154	0	154
3-month LIBOR(3)	Quarterly	1%	Semi - annual	LCH	Sep. 2031	10,197	235	0	235
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	452	(23)	0	(23)

TOTAL INTEREST RATE SWAPS							$224	$0	$224

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,664,000 or 0.1% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,232,504,000 or 20.5% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,810,000.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $456,000.

 (k) Security or a portion of the security is on loan at period end.

 (l) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and options. At period end, the value of securities pledged amounted to $604,000.

 (m) Non-income producing

 (n) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (o) The coupon rate will be determined upon settlement of the loan after period end.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) Security is perpetual in nature with no stated maturity date.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (s) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Chesapeake Energy Corp.	2/10/21	$151
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 1/15/21	$3,423
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$11,111
Tricer Holdco SCA	10/16/09 - 12/30/17	$6,909
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,101

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$127
Fidelity Emerging Markets Debt Central Fund	24,656
Fidelity Floating Rate Central Fund	14,151
Fidelity Mortgage Backed Securities Central Fund	24
Fidelity Securities Lending Cash Central Fund	94
Total	$39,052

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$2,402,739	$98,739	$8,961	$(106)	$(92,408)	$2,400,003	89.2%
Fidelity Floating Rate Central Fund	1,336,213	14,151	5,750	14	12,396	1,357,024	70.7%
Fidelity Mortgage Backed Securities Central Fund	29	38,683	38,599	(92)	--	21	0.0%
Total	$3,738,981	$151,573	$53,310	$(184)	$(80,012)	$3,757,048

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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